Contents of Significant Accounts - Non-Operating Income and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of detailed information about financial instruments [Line Items]
Interest income, bank deposits		$ 327,602	$ 260,582	$ 313,620
Interest income, others		25,557	33,208	42,464
Dividend income	$ 17,626	522,428	606,193	692,858
Total other income	29,541	875,587	899,983	1,048,942
Impairment loss		(950,335)	(2,077,574)	(2,266,501)
Gain on disposal of investments	42,826	1,269,369	2,097,818	2,517,137
Others		76,788	233,310	756,666
Total other gains and losses	33,539	994,092	859,400	1,933,859
Interest expenses, bonds payable		763,124	595,311	290,132
Interest expenses, bank loans		1,563,590	654,181	180,068
Interest expenses, others		80,158	91	110
Financial expenses		88,290	164,720	53,555
Total finance costs	$ 84,182	2,495,162	1,414,303	523,865
Designated financial assets at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain on valuation of financial assets and liabilities at fair value through profit or loss		0	0	8,462
Loss on valuation of financial assets and liabilities at fair value through profit or loss		(11,959)	(3,832)	0
Financial assets at fair value through profit or loss [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain on valuation of financial assets and liabilities at fair value through profit or loss		198,974	60,821	0
Loss on valuation of financial assets and liabilities at fair value through profit or loss		0	0	(21,020)
Available-for-sale financial assets [Member]
Disclosure of detailed information about financial instruments [Line Items]
Impairment loss		(664,948)	(492,140)	(1,238,932)
Financial assets measured at cost [Member]
Disclosure of detailed information about financial instruments [Line Items]
Impairment loss		(285,387)	(293,205)	(6,559)
Forward Exchange Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain on valuation of financial assets and liabilities at fair value through profit or loss		379,650	93,781	0
Loss on valuation of financial assets and liabilities at fair value through profit or loss		0	0	(81,895)
Option [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain on valuation of financial assets and liabilities at fair value through profit or loss		31,605	0	0
Investments accounted for under the equity method [Member]
Disclosure of detailed information about financial instruments [Line Items]
Impairment loss		$ 0	$ (837,153)	$ 0